Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 7. Property and Equipment

Components of property and equipment and total accumulated depreciation at December 31, 2017 and 2016, are as follows:

(dollars in thousands)	2017	2016
Land	$4,267	$4,145
Buildings and improvements	14,950	14,668
Furniture and equipment	10,213	9,634

	29,430	28,447

Less accumulated depreciation	(11,784)	(10,477)

	$17,646	$17,970

Depreciation expense for the years ended December 31, 2017 and 2016 amounted to $1,315 thousand and $883 thousand respectively.